Summary of Significant Accounting Policies (Narrative) (Details) - Accounting Standards Update 2016-02 [Member] $ in Millions	Jan. 01, 2019 USD ($)
Assets, Total [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 172.0
Liabilities, Total [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 172.0